Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 9-26-2015	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				10/16/2015
2	Payment Date				10/20/2015
3	Collection Period			8/30/2015	9/26/2015	28
4	Monthly Interest Period - Actual/360			9/21/2015	10/19/2015	29
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	—	—	—	—
7	Class A-2 Notes	381,000,000.00	—	—	—	—
8	Class A-3 Notes	376,000,000.00	38,176,192.41	17,330,334.81	20,845,857.60	0.0554411
9	Class A-4 Notes	212,000,000.00	212,000,000.00	—	212,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$250,176,192.41	$17,330,334.81	$232,845,857.60

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$288,905,873.33	$17,330,334.81	$271,575,538.52

13	YSOC	31,960,488.63	5,389,722.51		4,975,074.90

14	Net Pool Balance	$1,320,690,169.55	$294,295,595.84	$17,330,334.81	$276,550,613.42

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.23000%	—	—	—	—
16	Class A-2 Notes	0.33000%	—	—	—	—
17	Class A-3 Notes	0.46000%	14,634.21	0.0389208	17,344,969.02	46.1302367
18	Class A-4 Notes	0.66000%	116,600.00	0.5500000	116,600.00	0.5500000

	Total Securities		131,234.21		17,461,569.02

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					11,036,814.26
20	Scheduled Interest Payments Received					536,222.38
21	Prepayments of Principal Received					567,845.91
22	Liquidation Proceeds					5,975,753.97
23	Recoveries Received					45,206.55
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					18,161,843.07

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					558.58

28	Total Available Funds, prior to Servicer Advances					18,162,401.65

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					18,162,401.65

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					18,162,401.65

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					245,246.33
35	Class A Noteholder Interest (Item 50)					131,234.21
36	Principal Distribution Amount (Item 75)					17,330,334.81
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					455,586.30

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	245,246.33	—	245,246.33

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	—	—	—
44	Class A-3 Interest	14,634.21	—	14,634.21
45	Class A-4 Interest	116,600.00	—	116,600.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	131,234.21	—	131,234.21

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			288,905,873.33
52	Beginning Net Pool Balance		294,295,595.84
53	Receipts of Scheduled Principal		(11,036,814.26)
54	Receipts of Prepaid Principal		(567,845.91)
55	Liquidation Proceeds		(5,975,753.97)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(164,568.28)

59	Ending Net Pool Balance		276,550,613.42
60	Yield Supplement Overcollateralization Amount		4,975,074.90

61	Adjusted Pool Balance		271,575,538.52
62	Less: Adjusted Pool Balance - End of Collection Period			271,575,538.52

63	Calculated Principal Distribution Amount			17,330,334.81

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			18,162,401.65
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			245,246.33
67	Less: Interest Paid to Noteholders (Item 35)			131,234.21
68	Less: Calculated Principal Distribution (Item 63)			17,330,334.81

69	Equals: Remaining Available Funds before Servicer Advance			455,586.30
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			455,586.30
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			17,330,334.81

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			558.58

84	Subtotal: Reserve Fund Available for Distribution			6,444,206.98
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,444,206.98
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			558.58

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,320,690,170	276,550,613
92	Number of Current Contracts		58,267	29,473
93	Weighted Average Loan Rate		2.50%	2.29%
94	Average Remaining Term		58.4	24.7
95	Average Original Term		63.17	65.0
96	Monthly Prepayment Rate			1.22%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		12	164,665.28
98	Liquidation Proceeds on Related Vehicles			97.00
99	Recoveries Received on Receivables Previously Charged Off			45,206.55

100	Net Principal Losses for Current Collection Period		12	119,361.73

101	Beginning Net Principal Losses		522	5,104,446.05
102	Net Principal Losses for Current Collection Period		12	119,361.73

103	Cumulative Net Principal Losses		534	5,223,807.78

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.40%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	98.71%	29,159	272,986,500.84
106	31 - 60 Days Delinquent	1.01%	245	2,782,748.29
107	61 - 90 Days Delinquent	0.28%	69	781,364.29

108	Total	100.00%	29,473	276,550,613.42

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month